Leases - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Operating lease renewal term	10 years
Weighted average remaining lease term	11 years	11 years
Weighted average discount rate	4.90%	3.30%
Gain on termination of lease	$ 2,504
Sublease income	3,308	$ 1,389
Impairment charge	80,697	$ 28,436
Expected sublease proceeds in 2023	3,853
Expected sublease proceeds, thereafter	$ 15,379
Minimum
Lessee, Lease, Description [Line Items]
Remaining lease term	1 year
Maximum
Lessee, Lease, Description [Line Items]
Remaining lease term	15 years